RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rental revenue [Abstract]
Base rent	$ 240,345	$ 221,114
Straight-line rent amortization	5,074	4,274
Tenant incentive amortization	(5,122)	(5,402)
Property tax recoveries	22,280	19,344
Property insurance recoveries	2,161	2,174
Operating cost recoveries	8,085	4,983
Total rental revenue	$ 272,823	$ 246,487